UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	04/30/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Tax Exempt Cash Management
April 30, 2019 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 100.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 4.2%
Mobile County Industrial Development
Authority,
Gulf Opportunity Zone Revenue Bonds
(SSAB Alabama Inc. ) (LOC; Swedbank
AB) Ser. B	2.58	5/2/19	15,000,000	[a]	15,000,000
Mobile County Industrial Development
Authority,
Recovery Zone Facility Revenue Bonds
(LOC; Swedbank AB) Ser. A	2.58	5/2/19	7,000,000	[a]	7,000,000
					22,000,000
Alaska - 3.4%
Tender Option Bond Trust Receipts
(Series 2017-XM0532),
(Alaska Municipal Bonds Bank
Authority, Revenue Bonds (Master
Resolution) (Liquidity Facility;
JPMorgan Chase Bank NA)), Trust
Maturity Date 4/1/2025	5.50	5/2/19	10,000,000	[a,b,c]	10,000,000
Tender Option Bond Trust Receipts
(Series 2018-ZF2681),
(Alaska State Housing Finance
Corporation, Single Family Mortgage
Revenue Bonds (Liquidity Agreement;
Morgan Stanley Bank)), Trust Maturity
Date 12/1/2038	3.70	5/2/19	7,500,000	[a,b,c]	7,500,000
					17,500,000
Arizona - .7%
Phoenix Industrial Development
Authority,
MFHR, Refunding (Del Mar Terrace
Apartments Project) (Liquidity Facility;
FHLMC and LOC; FHLMC) Ser. A	2.45	5/1/19	3,800,000	[a]	3,800,000
Colorado - 5.2%
Colorado Housing & Finance Authority,
SFM Revenue Bonds, Refunding
(Insured; GNMA Collateral) (LOC;
Federal Home Loan Bank) Ser. B2	2.30	5/1/19	5,000,000	[a]	5,000,000
Colorado State University System,
CP, Ser. A	1.72	6/26/19	7,000,000		6,997,570
Sheridan Redevelopment Agency,
Tax Increment Revenue Bonds,
Refunding (South Santa Fe Drive
Corridor Redevelopment Project) (LOC;
JPMorgan Chase Bank NA)	2.40	5/2/19	10,000,000	[a]	10,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 5.2% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XG0195),
(Denver City and County, CP (Colorado
Convention Center Project) (Liquidity
Agreement; Bank of America NA)),
Trust Maturity Date 6/1/2048	4.00	5/7/19	4,930,000	[a,b,c]	4,930,000
					26,927,570
Connecticut - 2.1%
RIB Floater Trust (Series 2017-016),
GO (Liquidity Facility; Barclays Bank
PLC and LOC; Barclays Bank PLC)	2.34	5/2/19	7,750,000	[a,b]	7,750,000
Tender Option Bond Trust Receipts
(Series 2017-YX1077),
(Connecticut Special Tax Obligation,
Revenue Bonds (Transportation
Infrastructure Purpose) (Liquidity
Facility; Barclays Bank PLC)), Trust
Maturity Date 1/1/2036	5.00	5/2/19	3,000,000	[a,b,c]	3,000,000
					10,750,000
Delaware - .6%
Delaware State Health Facilities
Authority,
Revenue Bonds, Refunding (Christina
Care Health Services) Ser. B	2.37	5/2/19	2,900,000	[a]	2,900,000
District of Columbia - 2.5%
Tender Option Bond Trust Receipts
(Series 2018-ZF2723),
(District of Columbia Housing Finance
Agency, Revenue Bonds (Liquidity
Agreement; Morgan Stanley Bank and
Insured; FHA Ins.)) , Trust Maturity
Date 9/1/2039	4.10	5/2/19	6,845,000	[a,b,c]	6,845,000
Tender Option Bond Trust Receipts
(Series 2019-BAML8001),
(District of Columbia Housing Finance
Agency, Revenue Bonds (Liquidity
Facility; U. S. Bank NA)) , Trust Maturity
Date 8/1/2047	4.00	5/7/19	6,000,000	[a,b,c]	6,000,000
					12,845,000
Florida - 5.0%
Florida Housing Finance Corporation,
Revenue Bonds, Refunding (Maitland
Apartments) (LOC; FHLMC)	2.36	5/2/19	4,300,000	[a]	4,300,000
Hillsborough County Housing Finance
Authority,
MFHR (Hunt Club Apartments) (LOC;
Suntrust Bank)	2.37	5/2/19	4,890,000	[a]	4,890,000
Miami Dade Florida,
CP, Water & Sewer Ser. A1	1.65	5/16/19	3,700,000		3,699,476

Short-Term Investments - 100.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 5.0% (continued)
Orange County Health Facilities
Authority,
Revenue Bonds, Refunding (Orlando
Regional Healthcare System) (LOC;
Branch Banking & Trust) Ser. E	2.38	5/1/19	9,500,000	[a]	9,500,000
Tender Option Bond Trust Receipts
(Series 2018-BAML7001),
(Tallahassee Health Facilities, Revenue
Bonds (Tallahassee Memorial
Healthcare Inc. Project) (Liquidity
Agreement; Bank of America NA and
LOC; Bank of America NA)) , Trust
Maturity Date 12/1/2051	5.25	5/7/19	3,500,000	[a,b,c]	3,500,000
					25,889,476
Georgia - 6.2%
Cobb County Hospital Authority,
Revenue Bonds (Equipment Pool
Project) (LOC; Wells Fargo Bank NA)	2.30	5/2/19	2,500,000	[a]	2,500,000
Emory University,
CP	1.62	5/14/19	5,000,000		4,998,447
RBC Municipal Products Inc. Trust (Series
107E),
Revenue Bonds (Burke County
Development Authority for Pollution
Control) (LOC; Royal Bank of Canada)	2.36	5/2/19	20,000,000	[a,b]	20,000,000
RIB Floater Trust (Series 2018-016),
Refunding, Revenue Bonds (Emory
University Project) (Liquidity
Agreement; Barclays Bank PLC)	2.33	5/2/19	5,000,000	[a,b]	5,000,000
					32,498,447
Illinois - 3.4%
Tender Option Bond Trust Receipts
(Series 2015-XM0078),
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue Bonds
(Liquidity Facility; Royal Bank of
Canada)) Ser. I, Trust Maturity Date
7/1/2023	5.00	5/2/19	10,365,000	[a,b,c]	10,365,000
Tender Option Bond Trust Receipts
(Series 2018-XF0711),
(Illinois Finance Authority, Revenue
Bonds, Refunding (Liquidity
Agreement; JPMorgan Chase Bank NA
and LOC; JPMorgan Chase Bank NA))
Ser. I, Trust Maturity Date 11/15/2040	4.13	5/2/19	7,250,000	[a,b,c]	7,250,000
					17,615,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky - 1.5%
Tender Option Bond Trust Receipts
(Series 2018-XG0189),
(Fayette County School District Finance
Corporation, Revenue Bonds (Liquidity
Facility; JPMorgan Chase Bank NA)),
Trust Maturity Date 11/1/2023	4.00	5/2/19	7,880,000	[a,b,c]	7,880,000
Maryland - 4.5%
Maryland Economic Development
Corporation,
EDR (Blind Industries and Services of
Maryland Project) (LOC; Bank of
America)	2.44	5/2/19	2,400,000	[a]	2,400,000
Maryland Economic Development
Corporation,
EDR (Catholic Relief Services Facility)
(LOC; Bank of America)	2.41	5/2/19	16,825,000	[a]	16,825,000
Tender Option Bond Trust Receipts
(Series 2018-XG0213),
(Maryland Stadium Authority, Revenue
Bonds (Baltimore City Public Schools)
(Liquidity Agreement; Bank of America
NA)), Trust Maturity Date 5/1/2046	5.00	5/7/19	4,080,000	[a,b,c]	4,080,000
					23,305,000
Michigan - 3.6%
Michigan Strategic Fund,
LOR, (The Kroger Company Recovery
Zone Facilities Bond Project) (LOC;
Bank of Tokyo-Mitsubishi UFJ)	2.34	5/2/19	4,000,000	[a]	4,000,000
RIB Floater Trust (Series 2018-009),
Refunding (Eastern Michigan
University) (Liquidity Facility; Barclays
Bank PLC and LOC; Barclays Bank PLC)	2.34	5/2/19	10,000,000	[a,b]	10,000,000
Tender Option Bond Trust Receipts
(Series 2018-ZF2716),
(Michigan Housing Development
Authority, Revenue Bonds (Liquidity
Facility; Morgan Stanley Bank)), Trust
Maturity Date 10/1/2048	4.05	5/2/19	4,820,000	[a,b,c]	4,820,000
					18,820,000
Minnesota - 1.1%
Cohasset,
Revenue Bonds, Refunding (Minnesota
Power and Light Company Project)
(LOC; JPMorgan Chase Bank NA) Ser. A	2.40	5/2/19	5,625,000	[a]	5,625,000
Missouri - 4.4%
Missouri Highway & Transportation
Commission,
Revenue Bonds, Refunding, Ser. B	5.00	5/1/19	6,300,000		6,300,000

Short-Term Investments - 100.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 4.4% (continued)
RBC Municipal Products Inc. Trust (Series
16C),
Revenue Bonds, Refunding (Stowers
Institute Medical Research) (LOC; Royal
Bank of Canada and Liquidity Facility;
Royal Bank of Canada)	2.36	5/2/19	12,000,000	[a,b]	12,000,000
Saint Louis Industrial Development
Authority,
MFHR (Hamilton Place Apartments)
(LOC; FHLMC)	2.31	5/2/19	4,435,000	[a]	4,435,000
					22,735,000
Nebraska - 2.3%
Omaha Nebraska Public Power District,
CP	1.65	5/23/19	12,000,000		11,997,112
Nevada - 1.9%
Tender Option Bond Trust Receipts
(Series 2018-XG0199),
(Las Vegas Convention & Visitors
Authority, Revenue Bonds (Liquidity
Facility; Royal Bank of Canada)), Trust
Maturity Date 1/1/2042	4.00	5/2/19	4,800,000	[a,b,c]	4,800,000
Tender Option Bond Trust Receipts
(Series 2019-XF2806),
(Las Vegas Convention and Visitors
Authority Convention Center
Expansion, Revenue Bonds (Liquidity
Agreement; Wells Fargo Bank NA)) Ser.
B, Trust Maturity Date 7/1/2049	4.00	5/2/19	5,000,000[a,b,c]		5,000,000
					9,800,000
New York - 10.9%
Albany Industrial Development Agency,
Civic Facility Revenue Bonds
(Renaissance Corporation of Albany
Project) (LOC; M&T Trust)	2.35	5/2/19	1,910,000	[a]	1,910,000
Metropolitan Transportation Authority,
Revenue Bonds, Refunding (Build
America Mutual Assurance Company)
(Liquidity Facility; Citibank NA) Ser. A	2.38	5/2/19	7,600,000	[a,b]	7,600,000
New York City Industrial Development
Agency,
Civic Facility Revenue Bonds (Ateret
Torah Center Project) (LOC; Wells
Fargo Bank)	2.34	5/2/19	1,000,000	[a]	1,000,000
New York City Industrial Development
Agency,
Civic Facility Revenue Bonds
(Sephardic Community Youth Center,
Inc. Project) (LOC; M&T Trust)	2.35	5/2/19	12,550,000	[a]	12,550,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 10.9% (continued)
New York State Dormitory Authority,
Court Facilities LR, Refunding (The City
of New York Issue) (Liquidity Facility;
Mizuho Bank, Ltd.) Ser. B	2.45	5/1/19	12,175,000	[a]	12,175,000
New York State Housing Finance Agency,
Housing Revenue Bonds (Baisley Park
Gardens) (LOC; Citibank NA) Ser. A	2.33	5/1/19	4,235,000	[a]	4,235,000
Tender Option Bond Trust Receipts
(Series 2016-XF0520),
(Metropolitan Transportation
Authority, Transportation Revenue
Bonds, Refunding) (Liquidity Facility;
Royal Bank of Canada)), Trust Maturity
Date 5/15/2024	5.00	5/2/19	590,000	[a,b,c]	590,000
Tender Option Bond Trust Receipts
(Series 2016-XF2344),
(New York State Environmental
Facilities Corporation, State Clean
Water and Drinking Water Revolving
Funds Revenue Bonds, Refunding (New
York City Municipal Water Finance
Authority Projects)) (Liquidity Facility;
Citibank NA), Trust Maturity Date
6/15/2024	4.00	5/2/19	3,400,000	[a,b,c]	3,400,000
Tender Option Bond Trust Receipts
(Series 2018-XF0623),
(Metropolitan Transportation
Authority, Revenue Bonds, Refunding
(Liquidity Facility; TD Bank NA)) ,
Trust Maturity Date 11/15/2042	4.00	5/2/19	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts
(Series 2018-XM0700),
(Hudson Yards Infrastructure
Corporation Second Indenture,
Revenue Bonds, Refunding (Liquidity
Agreement; Toronto-Dominion Bank)),
Trust Maturity Date 2/15/2039	5.00	5/2/19	8,020,000	[a,b,c]	8,020,000
					56,480,000
North Carolina - .5%
North Carolina,
LOR, Refunding (Citigroup ROCS, Ser.
2015-XF2113) (Liquidity Facility;
Citibank NA)	2.33	5/2/19	2,800,000	[a,b]	2,800,000
Oklahoma - .7%
Tender Option Bond Trust Receipts
(Series 2018-XG0210),
(Oklahoma Development Finance
Authority, Revenue Bonds (OU
Medicine Project) (Liquidity Facility;
Morgan Stanley Bank)), Trust Maturity
Date 8/15/2043	5.00	5/7/19	3,415,000	[a,b,c]	3,415,000

Short-Term Investments - 100.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - .8%
JPMorgan Chase Putters/Drivers Trust,
Revenue Bonds, Refunding (Insured;
Assured Guaranty Municipal
Corporation) (LOC; JPMorgan Chase
Bank NA) Ser. 5025	2.34	5/1/19	4,000,000	[a,b]	4,000,000
South Carolina - 4.4%
South Carolina State Housing Finance &
Development Authority,
Multifamily Revenue Bonds (Variable-
Rental-Franklin Square)	2.31	5/2/19	5,950,000	[a]	5,950,000
Tender Option Bond Trust Receipts
(Series 2017-XF2425),
(South Carolina Public Service
Authority, Revenue Bonds) (Liquidity
Agreement; Barclays Bank PLC and
LOC; Barclays Bank PLC)), Trust
Maturity Date 12/1/2054	5.50	5/2/19	17,105,000	[a,b,c]	17,105,000
					23,055,000
Tennessee - 1.7%
Public Building Authority of Sevier
County,
Revenue Bonds, Refunding (LOC; Bank
of America) Ser. VD1	2.31	5/2/19	5,800,000	[a]	5,800,000
Tender Option Bond Trust Receipts
(Series 2018-BAML5001),
(Sullivan County Tennessee Health,
Education and Housing Facilities,
Hospital Revenue Bonds (Liquidity
Agreement; Bank of America NA)) Ser.
C, Trust Maturity Date 9/1/2036	5.25	5/7/19	3,000,000	[a,b,c]	3,000,000
					8,800,000
Texas - 20.1%
Dallas,
GO, Texas, Ser. 10A	1.60	5/16/19	15,000,000		14,997,357
Harris County Metropolitan
Transportation Authority,
CP, Texas, Ser. A1	1.72	5/22/19	4,000,000		4,000,000
Harris County Metropolitan
Transportation Authority,
CP, Texas, Ser. A3	1.72	5/22/19	9,000,000		9,000,000
Houston,
CP, Texas, Ser. EA	1.25	6/10/19	5,000,000		4,998,025
Houston,
GO, Texas, Ser. G-2	2.13	6/6/19	5,000,000		5,000,000
Houston,
GO, Texas, Ser. G-2	2.14	5/23/19	3,000,000		2,999,999
Lower Colorado River Authority,
CP	1.70	5/23/19	6,000,000		5,998,630
San Antonio,
CP, Texas Gas & Electric Ser. C	1.85	5/2/19	3,000,000		2,999,917

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 20.1% (continued)
Tarrant County Cultural Education
Facilities Finance Corporation,
Revenue Bonds, Refunding (Texas
Health Resources System) Ser. A	2.33	5/2/19	4,500,000	[a]	4,500,000
Tender Option Bond Trust Receipts
(Series 2016-XM0187),
(Texas Municipal Gas Acquisition and
Supply Corporation III, Gas Supply
Revenue Bonds (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)), Trust Maturity
Date 12/15/2028	5.00	5/2/19	10,330,000	[a,b,c]	10,330,000
Tender Option Bond Trust Receipts
(Series 2018-XF0648),
(Denton Independent School District,
GO (Insured; Texas Permanent School
Fund Guarantee Program and Liquidity
Facility; Toronto-Dominion Bank)),
Trust Maturity Date 8/15/2045	5.00	5/2/19	3,745,000	[a,b,c]	3,745,000
Tender Option Bond Trust Receipts
(Series 2018-XF0714),
(Texas Water Development Board,
Revenue Bonds (Water Implementation
Fund)), Trust Maturity Date 4/15/2049	5.00	5/2/19	3,750,000	[a,b,c]	3,750,000
Tender Option Bond Trust Receipts
(Series 2018-XF2663),
(Humble Independent School District,
GO (Insured; Texas Permanent School
Fund Guarantee Program and Liquidity
Agreement; Citibank NA)), Trust
Maturity Date 2/15/2025	5.00	5/2/19	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts
(Series 2018-XF2738),
(Tarrant County Cultural Educational
Facilities Finance Corporation, Revenue
Bonds, Refunding (Baylor Scott and
White Health Project) (Liquidity
Facility; Citibank NA)), Trust Maturity
Date 5/15/2024	5.00	5/2/19	6,000,000	[a,b,c]	6,000,000
University of Houston,
CP, Texas System Ser. Te-A	1.85	5/21/19	3,992,000		3,991,482
University of Texas,
Revenue Bonds, Refunding (Fing
System) Ser. B	2.28	5/2/19	2,000,000	[a]	2,000,000
University of Texas A&M Board of
Regents,
CP, Ser. B	1.60	5/3/19	2,012,000		2,011,879
University of Texas System Board of
Regents,
CP, Ser. A	1.80	5/16/19	10,000,000		9,998,742

Short-Term Investments - 100.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 20.1% (continued)
University of Texas System Board of
Regents,
CP, Ser. A	2.14	6/12/19	4,000,000		3,999,290
					104,320,321
Utah - 3.1%
Intermountain Power Agency,
CP, Ser. B-1	1.74	6/20/19	14,400,000		14,396,075
Tender Option Bond Trust Receipts
(Series 2019-XM0732),
(Utah County, Utah Hospital Revenue
Bonds (IHC Health Services, Inc.)) Ser.
B, Trust Maturity Date 5/15/2047	4.00	5/2/19	1,910,000	[a,b,c]	1,910,000
					16,306,075
Virginia - 1.3%
University of Virginia,
CP, Ser. 03A	1.60	5/15/19	7,000,000		6,997,866
Washington - 1.0%
Tender Option Bond Trust Receipts
(Series 2019-BAML5008),
(Seattle Local Improvement District
#6750, Special Assessment Bonds
(Liquidity Agreement; Bank of America
NA)), Trust Maturity Date 12/15/2026	4.19	5/7/19	2,000,000	[a,b,c]	2,000,000
Washington State Housing Finance
Commission,
Revenue Bonds (Artspace Everett Lofts
and Multi-Family Housing Project)
(LOC; FHLMC)	2.40	5/1/19	3,200,000	[a]	3,200,000
					5,200,000
West Virginia - 1.5%
West Virginia School Building Authority,
Revenue Bonds, Refunding (Capital
Improvement)	5.00	7/1/19	8,000,000		8,043,709
Wisconsin - 2.2%
Burlington Area School District,
BAN	3.00	8/6/19	3,500,000		3,500,516
Wisconsin,
CP, Ser. 05A	1.77	6/6/19	1,735,000		1,734,606
Wisconsin Housing & Economic
Development Authority,
Revenue Bonds (Insured; FNMA
Collateral) Ser. B	2.33	5/2/19	6,000,000	[a]	6,000,000
					11,235,122

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $523,568,393)	100.8%	523,540,698
Liabilities, Less Cash and Receivables	(0.8%)	(3,961,523)
Net Assets	100.0%	519,579,175

[a]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities amounted to $227,385,000 or 43.76% of net assets.

[c]

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Dreyfus long-term Inverse floater securities.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Tax Exempt Cash Management
April 30, 2019 (Unaudited)

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	523,568,393
Level 3 - Significant Unobservable Inputs	-
Total	523,568,393

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At April 30, 2019, accumulated net unrealized depreciation on investments was $27,695, consisting of $0 gross unrealized appreciation and $27,695 gross unrealized depreciation.

At April 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      June 25, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)